MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-      MARKETABLE SECURITIES

As of December 31, 2021 and 2020, the Company held marketable debt securities classified as available-for-sale securities as follows:

	December 31,
	2021				2020
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
LESS THAN A YEAR

Government and corporate debentures - fixed interest rate	$196,408	$583	$(49)	$196,942	$244,434	$526	$(48)	$244,912
Government-sponsored enterprises	2,501	1	-	2,502	10,006	32	-	10,038
Government and corporate debentures - floating interest rate	10,008	10	-	10,018	34,967	10	-	34,977

	$208,917	$594	$(49)	$209,462	$289,407	$568	$(48)	$289,927

	December 31,
	2021				2020
MORE THAN 1 YEAR THROUGH FIVE YEARS	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Government and corporate debentures - fixed interest rate	$303,429	$239	$(1,636)	$302,032	$494,520	$3,821	$(143)	$498,198
Government-sponsored enterprises	16,460	-	(79)	16,381	21,264	67	-	21,331
Government and corporate debentures - floating interest rate	3,049	1	(3)	3,047	17,331	24	(7)	17,348

	$322,938	$240	$(1,718)	$321,460	$533,115	$3,912	$(150)	$536,877

The gross unrealized losses on the Company's marketable debt securities were not material as of December 31, 2021 and 2020.

As of December 31, 2021, and 2020, interest receivable amounted to $2,635 and $4,376, respectively, and is included within marketable securities in the consolidated balance sheets.

Effective June 2021, an equity investment in a privately held company no longer qualifies for the use of the measurement alternative, as the fair value of the investment became readily determinable. The investment was therefore transferred from measurement alternative to equity securities with readily determinable fair value. For more details see Note 2.k.

As of December 31, 2021, marketable equity securities with readily determinable fair values, carried at fair value, amounted to $312,934. Unrealized gains recognized during the year ended December 31, 2021 were $249,561.